FINANCIAL RISK MANAGEMENT - CREDIT RISK - RISK MANAGEMENT (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($) [1]	Dec. 31, 2018 CNY (¥)
Disclosure of credit risk exposure [line items]
Trade receivables	¥ 4,502,084	$ 646,684	¥ 3,861,617
Other receivables excluding prepayments	244,904		311,265
Long-term receivable	26,103	$ 3,749	28,354
Credit risk [member] | Financial assets neither past due nor impaired [member]
Disclosure of credit risk exposure [line items]
Trade receivables	3,558,842		3,034,930
Other receivables excluding prepayments	310,474		292,416
Cash at bank and short-term deposits placed in listed banks in the PRC	1,562,334		1,847,723
Credit risk [member] | Financial assets neither past due nor impaired [member] | Third parties [member]
Disclosure of credit risk exposure [line items]
Trade receivables	833,305		613,105
Other receivables excluding prepayments	240,025		289,387
Long-term receivable	26,103		28,354
Credit risk [member] | Financial assets neither past due nor impaired [member] | Guangzhou Railway Group and its subsidiaries [member]
Disclosure of credit risk exposure [line items]
Trade receivables	1,777,513		1,756,816
Other receivables excluding prepayments	22,031		1,880
Credit risk [member] | Financial assets neither past due nor impaired [member] | CSRG Group (excluding Guangzhou Railway Group and its subsidiaries) [member]
Disclosure of credit risk exposure [line items]
Trade receivables	948,024		665,009
Other receivables excluding prepayments	¥ 48,418		¥ 1,149

[1]	Translation of amounts from Renminbi ("RMB") into United States dollars ("US$") for the convenience of the reader has been made at US$1.00=RMB6.9618, the certified exchange rates for December 31, 2019 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31, 2019 or on any other date.